Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 47,412,915	£ 42,625,605
Provisions	890	1,208
Expected credit losses held against contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Provisions	499	769
Other (outside the UK and US tax groups)
Disclosure of contingent liabilities [line items]
Guarantees, pledges or commitments	1,700	2,600
Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	23,746	20,932
Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	284,451	265,022
of which: Carried at fair value | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	231	229
of which: Carried at fair value | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	18,571	9,248
Guarantees and letters of credit pledged as collateral security | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	15,759	15,138
Performance guarantees, acceptances and endorsements | Financial guarantee contracts
Disclosure of contingent liabilities [line items]
Notional contract amount	7,987	5,794
Documentary credits and other short-term trade related transactions | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	1,584	1,086
Standby facilities, credit lines and other commitments | Total commitments
Disclosure of contingent liabilities [line items]
Notional contract amount	£ 282,867	£ 263,936